Lease - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating Lease, Cost	¥ 15,945,782	$ 2,311,921
Short-Term Lease, Cost	3,686,856	$ 534,544
Operating Lease Cost Capitalized	¥ 0		¥ 0
Operating Lease, Weighted Average Remaining Lease Term	6 years 3 months 18 days	6 years 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	6.15%	6.15%
Rent Expense			¥ 24,733,825